9. Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders' Equity

8.	Stockholders’ Equity

Common Stock

On March 5, 2019, the Company entered into a Securities Purchase Agreement with certain purchasers pursuant to which the Company offered to the purchasers, in a registered direct offering, an aggregate of (i) 86,667 shares of common stock, par value $0.001 per share and (ii) prefunded warrants to purchase 42,417 shares of common stock. The prefunded warrants were exercisable beginning on March 7, 2019 at an exercise price of $0.012 per share. The shares were sold at a price of $24.00 per share and the prefunded warrants were sold at a price of $23.988 per prefunded warrant, which represents the per share purchase price for the shares less the $0.012 per share exercise price for each such prefunded warrant. The holders of the prefunded warrants will not have the right to exercise any portion of the prefunded warrant if the holder (together with its affiliates) would beneficially own in excess of 9.99% of the number of shares of our common stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the prefunded warrants. The net proceeds to the Company from this offering were approximately $2.7 million, after deducting expenses related to the offering, including dealer-manager fees and expenses. In a concurrent private placement, the Company issued to the purchasers a warrant to purchase one share of the Company’s common stock for each share and prefunded warrant purchased in the offering. These warrants have an exercise price of $27.00 per share, are exercisable beginning on September 8, 2019 and expire seven years from such date. The Company evaluated the terms of the warrants issued and determined that they should be classified as equity instruments. The grant date fair value of these warrants was estimated to be $22.80 per share, for a total of approximately $2.9 million. The fair value of the warrants was estimated using a Black-Scholes model utilizing the following key valuation assumptions: the Company’s stock price, a risk free rate of 2.56%, an expected life of 7.5 years and an expected volatility of 111.3%. The prefunded warrants had an intrinsic value of approximately $1.1 million.

Series B Preferred Stock

As of March 31, 2019 and December 31, 2018 there were approximately 1.8 million shares of Series B Preferred Stock issued and outstanding which are convertible on a six preferred shares to one share of common stock basis. The registered direct offering triggered the down-round provision in the Company’s Series B Preferred Stock resulting in an adjustment to the conversion ratio and the recording of a deemed dividend of $3.9 million increasing the net loss attributable to common shareholders for the three months ended March 31, 2019. There were no Series B Preferred Stock conversions during the three months ended March 31, 2019.

Warrants

In addition to the warrants issued in the registered direct offering, the Company has outstanding warrants to purchase an aggregate of 262,690 shares of common stock issued in connection with debt and equity financing arrangements as of March 31, 2019 at a weighted average exercise price of $51.97 and expiration dates ranging from July 2020 through November 2021.

No warrants were exercised during the three months ended March 31, 2019 and no warrants were granted or exercised during the three months ended March 31, 2018, respectively.

9.	Stockholders’ Equity

Common Stock

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to dividends when and if declared by the Board of Directors. In the event of any voluntary or involuntary liquidation, dissolution or winding-up of the Company, the holders of common stock are entitled to share ratably in the assets of the Company available for distribution.

In March 2017, the Company issued approximately 10,000 shares of the Company’s common stock to Pharmsynthez in connection with the conversion by Pharmsynthez of its $500,000, 10% convertible promissory note as a result of the Company’s underwritten public offering in November 2016 and Pharmsynthez subsequently exercising its rights to the shares. The shares issued to Pharmsynthez represent both owed principal and accrued interest.

The holders of Series B Preferred Stock converted approximately 25,000 shares and 17,000 shares into the same number of shares of common stock during the years ended December 31, 2018 and December 31, 2017, respectively.

During the year ended December 31, 2018, 33,000 warrants were exercised resulting in the issuance of 0.4 million shares of common stock. There were no exercises of warrants during the year ended December 31, 2017.

Series A Preferred Stock

The Company has designated 1,000,000 shares as Series A preferred stock with each share having a par value of $0.001 and stated value of $4.80 (the “Series A Preferred Stock”). The following is a summary of the material terms of the Series A Preferred Stock.

Liquidation.    Upon any dissolution, liquidation or winding up, whether voluntary or involuntary, holders of Series A Preferred Stock will be entitled to receive distributions out of the Company’s assets, of an amount equal to $4.80 per share of Series A Preferred Stock (as adjusted for stock splits, combinations, reorganizations and the like) plus any accrued and unpaid dividends thereon before any distributions shall be made on the common stock or any series of preferred stock ranked junior to the Series A Preferred Stock.

Dividends.    Holders of the Series A Preferred Stock are entitled to receive a non-cumulative, annual cash dividend of $0.24 per share of Series A Preferred Stock, when and if declared by the Company’s Board, out of the Company’s assets legally available therefor. No dividends or other distribution will be made on the common stock or any series of preferred stock ranked junior to the Series A Preferred Stock unless the dividend on the Series A Preferred Stock has been paid current and a reserve has been made for the next calendar year. The Company’s ability to pay dividends on Series A Preferred Stock is subject to restrictions in the Company’s Series B Preferred Stock, which ranks senior to the Series A Preferred Stock in right of payment.

Conversion.    Series A Preferred Stock is convertible, at any time and from time to time at the option of the holder thereof, with a minimum of 61 days’ advance notice to the Company on a twelve preferred shares for one share of common stock basis.

Stock Dividends and Stock Splits.    If Xenetic pays a stock dividend or otherwise makes a distribution payable in shares of common stock on shares of common stock or any other common stock equivalents, subdivides or combines outstanding common stock, or reclassifies common stock, the conversion rate will be adjusted to match the conversion rate immediately before such event.

Fundamental Transaction.    If Xenetic effects a reorganization, undergoes a change in control event, or enters into any plan or arrangement contemplating the Company’s dissolution, then upon any subsequent conversion of Series A Preferred Stock, the holder thereof shall have the right to receive, for each share of common stock that would have been issuable upon such conversion immediately prior to the occurrence of such transaction, the number of shares of the successor's or acquiring corporation's common stock or of the Company’s common stock, if Xenetic is the surviving corporation, and any additional consideration receivable as a result of such transaction by a holder of the number of shares of common stock into which Series A Preferred Stock is convertible immediately prior to such transaction. A change in control event means a sale of all or substantially all of the Company’s assets or an acquisition of the Company by another entity by means of any transaction or series of related transactions (including, without limitation, a reorganization, consolidated or merger) that results in the transfer of fifty percent (50%) or more of the outstanding voting power of the Company.

Voting Rights.    Except as otherwise provided in the Series A Preferred Stock amended and restated certificate of designation or required by law, the Series A Preferred Stock has no voting rights. The holders of Series A Preferred Stock have voting rights as to proposals that specifically affect their shares by law, in which they will vote separately and the vote necessary to approve such proposals will be as set by law.

Fractional Shares.    No fractional shares of common stock will be issued upon conversion of Series A Preferred Stock. Rather, the Company will round up to the next whole share.

Redemption. Upon 30 days prior written notice, the Company may require the holder of any Series A Preferred Stock to convert any or all of such holder’s Series A Preferred Stock to common stock at a rate of twelve share of Series A Preferred Stock to one share of common stock.

As of December 31, 2018 and 2017, there were approximately 1.0 million shares of Series A Preferred Stock issued and outstanding which are convertible into approximately 80,833 shares of common stock.

Series B Preferred Stock

The Company has designated 2,500,000 shares as Series B preferred stock with each share having a stated value of $4.00 per share (the “Series B Preferred Stock”).

The following is a summary of the material terms of the Company’s Series B Preferred Stock.

Liquidation.    Upon any dissolution, liquidation or winding up, whether voluntary or involuntary, holders of Series B Preferred Stock will be entitled to receive distributions out of the Company’s assets, of an amount equal to $4.00 per share of Series B Preferred Stock (as adjusted for stock splits, combinations, reorganizations and the like) plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due and owing thereon under the amended and restated certificate of designation before any distributions shall be made on the common stock or any series of preferred stock ranked junior to the Series B Preferred Stock, which includes Series A Preferred Stock. A fundamental transaction or change of control under the amended and restated certificate of designation shall constitute a liquidation for purposes of this right. Xenetic will give each holder of Series B Preferred Stock written notice of any liquidation at least 30 days before any meeting of stockholders to approve such liquidation or at least 45 days before the date of such liquidation if no meeting is to be held.

Dividends.    Subject to any preferential rights of any outstanding series of preferred stock created by the Company’s Board from time to time, the holders of shares of the Company’s Series B Preferred Stock will be entitled to such cash dividends, non-cumulative, as may be declared from time to time by the Company’s Board on shares of the Company’s common stock (on an as-converted basis) from funds available therefore. The Company shall not directly or indirectly pay or declare any dividend or make any distribution upon, nor shall any distribution be made in respect of, any junior securities, including Series A Preferred Stock, as long as any dividends due on the Series B Preferred Stock remain unpaid, nor shall any monies be set aside for or applied to the purchase or redemption of any junior securities or shares pari passu with the Series B Preferred Stock.

Conversion.     Series B Preferred Stock is convertible, at any time and from time to time at the option of the holder thereof on a six preferred shares to one common share basis, subject to the adjustments described below.

Stock Dividends and Stock Splits.    If Xenetic pays a stock dividend or otherwise makes a distribution payable in shares of common stock on shares of common stock or any other common stock equivalents, subdivides or combines outstanding common stock, or reclassifies common stock, the conversion rate will be adjusted to match the conversion rate immediately before such event.

Fundamental Transaction.    If Xenetic effects a reorganization, undergoes a change in control event, or enters into any plan or arrangement contemplating the Company’s dissolution, then upon any subsequent conversion of Series B Preferred Stock, the holder thereof shall have the right to receive, for each share of common stock that would have been issuable upon such conversion immediately prior to the occurrence of such transaction, the number of shares of the successor's or acquiring corporation's common stock or of the Company’s common stock, if Xenetic is the surviving corporation, and any additional consideration receivable as a result of such transaction by a holder of the number of shares of common stock into which Series B Preferred Stock is convertible immediately prior to such transaction. A change in control event means a sale of all or substantially all of the Company’s assets or an acquisition of the Company by another entity by means of any transaction or series of related transactions (including, without limitation, a reorganization, consolidated or merger) that results in the transfer of thirty-three percent (33%) or more of the outstanding voting power of the Company, with the exception of acquisition of additional voting capital stock by Pharmsynthez or its affiliates.

Subsequent Equity Sales.    The Series B Preferred Stock has full ratchet price based anti-dilution protection, subject to customary carve outs, in the event of a down-round financing at a price per share below the stated value of the Series B Preferred Stock. There is no bifurcation of the embedded conversion option being clearly and closely related to the host instrument. Subsequent to year end, the Company entered into a down-round financing event resulting in an adjustment to the conversion ratio. See Note 14 Subsequent Events for further details.

Voting Rights.    Except as otherwise provided in the Series B Preferred Stock second amended and restated certificate of designation or required by law, the Series B Preferred Stock has no voting rights. However, as long as any Series B Preferred Stock remains outstanding, the amended and restated certificate of designation provides that the Company shall not, without the affirmative vote of all then-outstanding Series B Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Series B Preferred Stock or alter or amend the certificate of designation, (b) authorize or create any class of stock ranking as to dividends, redemption or distribution of assets upon a liquidation senior to, or otherwise pari passu with, the Series B Preferred Stock, (c) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of Series B Preferred Stock, (d) increase the number of authorized shares of Series B Preferred Stock, or (e) enter into any agreement with respect to any of the foregoing. The holders of Series B Preferred Stock have voting rights as to proposals that specifically affect their shares by law, in which they will vote separately and the vote necessary to approve such proposals will be as set by law.

Fractional Shares.    No fractional shares of common stock will be issued upon conversion of Series B Preferred Stock. Rather, the Company will, at its election, round up to the next whole share or pay a cash adjustment.

As of December 31, 2018 and 2017, there were approximately 1.8 million and approximately 2.1 million shares of Series B Preferred Stock issued and outstanding which are convertible into approximately 0.3 million and 0.4 million shares of common stock. The holders of Series B Preferred Stock converted approximately 0.3 million shares and 0.2 million shares into approximately 25,000 and 17,000 shares of common stock during the years ended December 31, 2018 and December 31, 2017, respectively.

Warrants Related to Collaboration and Consulting Agreements

In connection with certain of the Company’s collaboration agreements and consulting arrangements, the Company has issued warrants to purchase shares of common stock as payment for services. As of December 31, 2018 and December 31, 2017, warrants to purchase 44,934 and 53,855 shares of common stock were outstanding, respectively. The fair value of these warrants was determined at each issuance date using the Black-Scholes option pricing model. The warrants are subject to re-measurement at each reporting period until the measurement date is reached. Expense is recognized on a straight-line basis over the expected service period or at the date of issuance, if there is not a service period. For the years ended December 31, 2018 and 2017, the Company recognized expense of approximately $10,000 and a gain of approximately $0.1 million, respectively, related to collaboration and consulting warrants.

On December 31, 2014, SynBio was granted a warrant to purchase 17,033 new shares of common stock at an exercise price of $304.92 per share (“SynBio 2014 Warrant”). The SynBio 2014 Warrant is exercisable in four equal tranches, each with separate non-market, performance-based vesting criteria. The Company uses its judgment to assess the probability and timing of SynBio achieving these vesting criteria and estimated that it is not probable that the vesting criteria for any tranche will be achieved. None of the vesting criteria were met and, therefore, these warrants were forfeited. As a result, the Company did not recognize expense related to this warrant during the years ended December 31, 2018 and 2017.

In connection with the SynBio 2014 Warrant grant, warrants to purchase 809 aggregate new shares of common stock were issued to SynBio and Pharmsynthez non-director designees (“SynBio Partner Warrants”) on December 31, 2014 under the same terms and conditions of the SynBio 2014 Warrant. The vesting criteria for any tranche were not met and, as a result, the Company did not recognize expense related to the SynBio Partner Warrants during the years ended December 31, 2018 and 2017.

On December 31, 2014, the Company granted Serum Institute a warrant to purchase 8,081 new shares of common stock at an exercise price of $95.04 per share, as adjusted (“Serum Institute 2014 Warrant”). The Serum Institute 2014 Warrant is exercisable in two equal tranches, each with separate non-market, performance-based vesting criteria. The Company uses its judgment to assess the probability and timing of Serum Institute achieving these vesting criteria and estimated that it is probable that the vesting criteria will be achieved for each tranche. These judgments are reassessed at each reporting period until the measurement date is reached.

In connection with the Serum Institute 2014 Warrant grant, warrants to purchase 410 aggregate new shares of common stock were issued to Serum Institute non-director designees (“Serum Institute Partner Warrants”) on December 31, 2014 under the same terms and conditions of the Serum Institute 2014 Warrant.

In 2016, the Company issued 17,677 warrants to purchase shares of common stock to Serum Institute with an exercise price of $95.04. The new warrants were fully vested and expensed at the time of grant.

The Company recognized warrant expense (income) of approximately $10,000 and $(0.1) million during the years ended December 31, 2018 and 2017, respectively, related to the Serum Institute 2014 Warrant and Serum Institute Partner Warrants. No collaboration or consulting service warrants were exercised or granted during the years ended December 31, 2018 and 2017. These warrants have an average weighted exercise price of $124.90 and expiration dates ranging from December 2019 through May 2021.

Warrants Related to Financing Arrangements

As of December 31, 2018 and 2017 there were outstanding warrants related to financing agreements to purchase an aggregate of 262,690 shares and 293,524 shares of Common Stock at an average weighted exercise price of $51.97 and $51.55, respectively. During the year ended December 31, 2018, warrants to purchase 30,834 shares of common stock were exercised resulting in approximately $1.5 million of net proceeds to the Company. There were no warrants exercised during the year ended December 31, 2017. No warrants related to financing agreements were granted during the years ended December 31, 2018 and 2017. These warrants have expiration dates ranging from July 1, 2020 through November 2021.